Trade receivables - Disclosure of trade receivables (Details) - Trade receivables - EUR (€) € in Thousands	Sep. 30, 2022	Mar. 31, 2022
Disclosure of financial assets [line items]
Total assets	€ 237,671	€ 100,469
Retailers
Disclosure of financial assets [line items]
Total assets	191,342	72,105
Authorities
Disclosure of financial assets [line items]
Total assets	43,770	24,815
Other
Disclosure of financial assets [line items]
Total assets	2,559	3,549
Nominal value of outstanding trade receivables
Disclosure of financial assets [line items]
Total assets	239,900	102,597
Nominal value of outstanding trade receivables | Retailers
Disclosure of financial assets [line items]
Total assets	193,356	73,969
Nominal value of outstanding trade receivables | Authorities
Disclosure of financial assets [line items]
Total assets	43,770	24,815
Nominal value of outstanding trade receivables | Other
Disclosure of financial assets [line items]
Total assets	2,774	3,813
Less: Loss allowance
Disclosure of financial assets [line items]
Total assets	(2,229)	(2,128)
Less: Loss allowance | Retailers
Disclosure of financial assets [line items]
Total assets	(2,014)	(1,864)
Less: Loss allowance | Authorities
Disclosure of financial assets [line items]
Total assets	0	0
Less: Loss allowance | Other
Disclosure of financial assets [line items]
Total assets	€ (215)	€ (264)